Business segment information (Tables)	12 Months Ended
Dec. 31, 2017
Business segment information
Schedule of information by business segment

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2017	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	8,477	12,854	75,505	74,634	23	—	171,493
Intersegment sales	22,837	1,180	26,844	857	374	(52,092)	—
Excise taxes	—	—	(3,008)	(19,386)	—	—	(22,394)
Revenues from sales	31,314	14,034	99,341	56,105	397	(52,092)	149,099
Operating expenses	(14,672)	(13,828)	(94,097)	(53,629)	(1,107)	52,092	(125,241)
Depreciation, depletion and impairment of tangible assets and mineral interests	(13,850)	(482)	(1,074)	(657)	(40)	—	(16,103)
Operating income	2,792	(276)	4,170	1,819	(750)	—	7,755
Net income (loss) from equity affiliates and other items	1,546	31	2,979	497	54	—	5,107
Tax on net operating income	(2,233)	(140)	(944)	(561)	540	—	(3,338)
Net operating income	2,105	(385)	6,205	1,755	(156)	—	9,524
Net cost of net debt							(1,225)
Non-controlling interests							332
Net income - group share							8,631

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(adjustments)(a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(20)	—	—	—	—	(20)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(20)	—	—	—	—	(20)
Operating expenses	(119)	(389)	167	(11)	(64)	—	(416)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,308)	(291)	(53)	(10)	—	—	(4,662)
Operating income (b)	(4,427)	(700)	114	(21)	(64)	—	(5,098)
Net income (loss) from equity affiliates and other items	(328)	(116)	2,177	102	—	—	1,835
Tax on net operating income	875	(54)	124	(2)	(114)	—	829
Net operating income (b)	(3,880)	(870)	2,415	79	(178)	—	(2,434)
Net cost of net debt							(29)
Non-controlling interests							516
Net income - group share							(1,947)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect

On operating income	—	—	344	13	—

On net operating income	—	—	298	(3)	—

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	8,477	12,874	75,505	74,634	23	—	171,513
Intersegment sales	22,837	1,180	26,844	857	374	(52,092)	—
Excise taxes	—	—	(3,008)	(19,386)	—	—	(22,394)
Revenues from sales	31,314	14,054	99,341	56,105	397	(52,092)	149,119
Operating expenses	(14,553)	(13,439)	(94,264)	(53,618)	(1,043)	52,092	(124,825)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,542)	(191)	(1,021)	(647)	(40)	—	(11,441)
Adjusted operating income	7,219	424	4,056	1,840	(686)	—	12,853
Net income (loss) from equity affiliates and other items	1,874	147	802	395	54	—	3,272
Tax on net operating income	(3,108)	(86)	(1,068)	(559)	654	—	(4,167)
Adjusted net operating income	5,985	485	3,790	1,676	22	—	11,958
Net cost of net debt							(1,196)
Non-controlling interests							(184)
Adjusted net income - group share							10,578

For the year ended December 31, 2017	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	12,802	797	1,734	1,457	106	—	16,896
Total divestments	1,918	73	2,820	413	40	—	5,264
Cash flow from operating activities	11,459	993	7,440	2,130	297	—	22,319
Balance sheet as of December 31, 2017
Property, plant and equipment, intangible assets, net	103,639	2,873	10,820	6,253	399	—	123,984
Investments & loans in equity affiliates	16,820	835	4,010	438	—	—	22,103
Other non-current assets	6,975	1,709	677	1,060	496	—	10,917
Working capital	3,224	123	876	792	(3,650)	—	1,365
Provisions and other non-current liabilities	(24,212)	(848)	(3,839)	(1,544)	(106)	—	(30,549)
Assets and liabilities classified as held for sale	1,475	—	—	166	—	—	1,641
Capital Employed (balance sheet)	107,921	4,692	12,544	7,165	(2,861)	—	129,461
Less inventory valuation effect	—	—	(1,499)	(236)	1	—	(1,734)
Capital Employed (Business segment information)	107,921	4,692	11,045	6,929	(2,860)	—	127,727
ROACE as a percentage	6%	10%	33%	26%	—	—	9%

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2016	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,629	10,124	65,632	66,351	7	—	149,743
Intersegment sales	17,759	1,009	21,467	744	307	(41,286)	—
Excise taxes	—	—	(3,544)	(18,274)	—	—	(21,818)
Revenues from sales	25,388	11,133	83,555	48,821	314	(41,286)	127,925
Operating expenses	(14,236)	(10,993)	(77,562)	(46,432)	(1,006)	41,286	(108,943)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,583)	(301)	(1,002)	(600)	(37)	—	(13,523)
Operating income	(431)	(161)	4,991	1,789	(729)	—	5,459
Net income (loss) from equity affiliates and other items	1,375	71	779	170	426	—	2,821
Tax on net operating income	401	(4)	(1,244)	(541)	164	—	(1,224)
Net operating income	1,345	(94)	4,526	1,418	(139)	—	7,056
Net cost of net debt							(850)
Non-controlling interests							(10)
Net income - group share							6,196

For the year ended December 31, 2016	Exploration	Gas,	Refining	Marketing
(adjustments)(a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(231)	—	—	—	—	(231)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(231)	—	—	—	—	(231)
Operating expenses	(691)	(79)	625	(136)	—	—	(281)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,089)	(139)	—	(1)	—	—	(2,229)
Operating income (b)	(2,780)	(449)	625	(137)	—	—	(2,741)
Net income (loss) from equity affiliates and other items	(200)	(135)	(93)	(40)	(4)	—	(472)
Tax on net operating income	1,108	51	(201)	36	1	—	995
Net operating income (b)	(1,872)	(533)	331	(141)	(3)	—	(2,218)
Net cost of net debt							(23)
Non-controlling interests							150
Net income - group share							(2,091)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect

On operating income	—	—	695	(43)	—

On net operating income	—	—	500	(13)	—

For the year ended December 31, 2016	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$)(a)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	7,629	10,355	65,632	66,351	7	—	149,974
Intersegment sales	17,759	1,009	21,467	744	307	(41,286)	—
Excise taxes	—	—	(3,544)	(18,274)	—	—	(21,818)
Revenues from sales	25,388	11,364	83,555	48,821	314	(41,286)	128,156
Operating expenses	(13,545)	(10,914)	(78,187)	(46,296)	(1,006)	41,286	(108,662)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,494)	(162)	(1,002)	(599)	(37)	—	(11,294)
Adjusted operating income	2,349	288	4,366	1,926	(729)	—	8,200
Net income (loss) from equity affiliates and other items	1,575	206	872	210	430	—	3,293
Tax on net operating income	(707)	(55)	(1,043)	(577)	163	—	(2,219)
Adjusted net operating income	3,217	439	4,195	1,559	(136)	—	9,274
Net cost of net debt							(827)
Non-controlling interests							(160)
Adjusted net income - group share							8,287

For the year ended December 31, 2016	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	16,085	1,221	1,861	1,245	118	—	20,530
Total divestments	2,187	166	88	424	12	—	2,877
Cash flow from operating activities	9,010	538	4,585	1,754	634	—	16,521
Balance sheet as of December 31, 2016
Property, plant and equipment, intangible assets, net	109,617	2,834	9,293	5,225	364	—	127,333
Investments & loans in equity affiliates	15,853	883	3,303	537	—	—	20,576
Other non-current assets	6,835	1,222	568	962	57	—	9,644
Working capital	1,451	869	2,641	701	(3,314)	—	2,348
Provisions and other non-current liabilities	(26,139)	(832)	(3,569)	(1,330)	218	—	(31,652)
Assets and liabilities classified as held for sale	—	—	446	—	—	—	446
Capital Employed (balance sheet)	107,617	4,976	12,682	6,095	(2,675)	—	128,695
Less inventory valuation effect	—	—	(1,064)	(211)	3	—	(1,272)
Capital Employed (Business segment information)	107,617	4,976	11,618	5,884	(2,672)	—	127,423
ROACE as a percentage	3%	9%	38%	27%	—%	—%	7%

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2015	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	10,297	9,149	70,623	75,282	6	—	165,357
Intersegment sales	18,419	1,246	26,794	911	218	(47,588)	—
Excise taxes	—	—	(4,107)	(17,829)	—	—	(21,936)
Revenues from sales	28,716	10,395	93,310	58,364	224	(47,588)	143,421
Operating expenses	(15,725)	(10,265)	(87,674)	(56,065)	(866)	47,588	(123,007)
Depreciation, depletion and impairment of tangible assets and mineral interests	(15,660)	(307)	(1,092)	(634)	(27)	—	(17,720)
Operating income	(2,669)	(177)	4,544	1,665	(669)	—	2,694
Net income (loss) from equity affiliates and other items	1,944	(75)	1,724	467	558	—	4,618
Tax on net operating income	(361)	19	(1,106)	(537)	172	—	(1,813)
Net operating income	(1,086)	(233)	5,162	1,595	61	—	5,499
Net cost of net debt							(713)
Non-controlling interests							301
Net income - group share							5,087

For the year ended December 31, 2015	Exploration	Gas,	Refining	Marketing
(adjustments) (a)	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	—	(519)	—	—	—	—	(519)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(519)	—	—	—	—	(519)
Operating expenses	(559)	(38)	(1,035)	(283)	—	—	(1,915)
Depreciation, depletion and impairment of tangible assets and mineral interests	(6,591)	(192)	(70)	(24)	—	—	(6,877)
Operating income (b)	(7,150)	(749)	(1,105)	(307)	—	—	(9,311)
Net income (loss) from equity affiliates and other items	(273)	(184)	1,165	224	(19)	—	913
Tax on net operating income	2,007	133	263	87	7	—	2,497
Net operating income (b)	(5,416)	(800)	323	4	(12)	—	(5,901)
Net cost of net debt							(11)
Non-controlling interests							481
Net income - group share							(5,431)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

(b) Of which inventory valuation effect

On operating income	—	—	(859)	(254)	—

On net operating income	—	—	(590)	(169)	—

For the year ended December 31, 2015	Exploration	Gas,	Refining	Marketing
(adjusted)	&	Renewables	&	&
(M$) (a)	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Non-Group sales	10,297	9,668	70,623	75,282	6	—	165,876
Intersegment sales	18,419	1,246	26,794	911	218	(47,588)	—
Excise taxes	—	—	(4,107)	(17,829)	—	—	(21,936)
Revenues from sales	28,716	10,914	93,310	58,364	224	(47,588)	143,940
Operating expenses	(15,166)	(10,227)	(86,639)	(55,782)	(866)	47,588	(121,092)
Depreciation, depletion and impairment of tangible assets and mineral interests	(9,069)	(115)	(1,022)	(610)	(27)	—	(10,843)
Adjusted operating income	4,481	572	5,649	1,972	(669)	—	12,005
Net income (loss) from equity affiliates and other items	2,217	109	559	243	577	—	3,705
Tax on net operating income	(2,368)	(114)	(1,369)	(624)	165	—	(4,310)
Adjusted net operating income	4,330	567	4,839	1,591	73	—	11,400
Net cost of net debt							(702)
Non-controlling interests							(180)
Adjusted net income - group share							10,518

For the year ended December 31, 2015	Exploration	Gas,	Refining	Marketing
(M$)	&	Renewables	&	&
	Production	& Power	Chemicals	Services	Corporate	Intercompany	Total
Total expenditures	24,233	588	1,875	1,267	70	—	28,033
Total divestments	2,880	418	3,494	767	25	—	7,584
Cash flow from operating activities	11,567	(384)	6,435	2,323	5	—	19,946
Balance sheet as of December 31, 2015
Property, plant and equipment, intangible assets, net	108,204	1,248	9,317	4,989	309	—	124,067
Investments & loans in equity affiliates	14,711	1,126	3,075	472	—	—	19,384
Other non-current assets	7,230	1,245	640	964	(501)	—	9,578
Working capital	885	1,363	1,828	675	(2,975)	—	1,776
Provisions and other non-current liabilities	(27,720)	(643)	(3,784)	(1,339)	(150)	—	(33,636)
Assets and liabilities classified as held for sale	482	—	—	344	—	—	826
Capital Employed (balance sheet)	103,791	4,340	11,076	6,105	(3,317)	—	121,995
Less inventory valuation effect	—	—	(622)	(230)	—	—	(852)
Capital Employed (Business segment information)	103,791	4,340	10,454	5,875	(3,317)	—	121,143
ROACE as a percentage	4%	13%	40%	25%	—%	—%	9%

Reconciliation of information by business segment with Consolidated Financial Statements

			Consolidated
For the year ended December 31, 2017			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	171,513	(20)	171,493
Excise taxes	(22,394)	—	(22,394)
Revenues from sales	149,119	(20)	149,099
Purchases, net of inventory variation	(99,534)	123	(99,411)
Other operating expenses	(24,427)	(539)	(24,966)
Exploration costs	(864)	—	(864)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,441)	(4,662)	(16,103)
Other income	772	3,039	3,811
Other expense	(389)	(645)	(1,034)
Financial interest on debt	(1,367)	(29)	(1,396)
Financial income and expense from cash & cash equivalents	(138)	—	(138)
Cost of net debt	(1,505)	(29)	(1,534)
Other financial income	957	—	957
Other financial expense	(642)	—	(642)
Net income (loss) from equity affiliates	2,574	(559)	2,015
Income taxes	(3,858)	829	(3,029)
Consolidated net income	10,762	(2,463)	8,299
Group share	10,578	(1,947)	8,631
Non-controlling interests	184	(516)	(332)

(a)   Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2016			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	149,974	(231)	149,743
Excise taxes	(21,818)	—	(21,818)
Revenues from sales	128,156	(231)	127,925
Purchases, net of inventory variation	(83,916)	539	(83,377)
Other operating expenses	(23,832)	(470)	(24,302)
Exploration costs	(914)	(350)	(1,264)
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,294)	(2,229)	(13,523)
Other income	964	335	1,299
Other expense	(537)	(490)	(1,027)
Financial interest on debt	(1,085)	(23)	(1,108)
Financial income and expense from cash & cash equivalents	4	—	4
Cost of net debt	(1,081)	(23)	(1,104)
Other financial income	971	—	971
Other financial expense	(636)	—	(636)
Net income (loss) from equity affiliates	2,531	(317)	2,214
Income taxes	(1,965)	995	(970)
Consolidated net income	8,447	(2,241)	6,206
Group share	8,287	(2,091)	6,196
Non-controlling interests	160	(150)	10

(a)   Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

			Consolidated
For the year ended December 31, 2015			statement
(M$)	Adjusted	Adjustments(a)	of income
Sales	165,876	(519)	165,357
Excise taxes	(21,936)	—	(21,936)
Revenues from sales	143,940	(519)	143,421
Purchases, net of inventory variation	(95,558)	(1,113)	(96,671)
Other operating expenses	(23,984)	(361)	(24,345)
Exploration costs	(1,550)	(441)	(1,991)
Depreciation, depletion and impairment of tangible assets and mineral interests	(10,843)	(6,877)	(17,720)
Other income	1,468	2,138	3,606
Other expense	(405)	(1,172)	(1,577)
Financial interest on debt	(956)	(11)	(967)
Financial income and expense from cash & cash equivalents	94	—	94
Cost of net debt	(862)	(11)	(873)
Other financial income	882	—	882
Other financial expense	(654)	—	(654)
Net income (loss) from equity affiliates	2,414	(53)	2,361
Income taxes	(4,150)	2,497	(1,653)
Consolidated net income	10,698	(5,912)	4,786
Group share	10,518	(5,431)	5,087
Non-controlling interests	180	(481)	(301)

(a)   Adjustments include special items, inventory valuation effect and the effect of changes in fair value.

Schedule of additional information on adjustment items

Adjustments to operating income

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2017	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	344	13	—	357
Effect of changes in fair value	—	(20)	—	—	—	(20)
Restructuring charges	(42)	—	(4)	(3)	—	(49)
Asset impairment charges	(4,308)	(291)	(53)	(10)	—	(4,662)
Other items	(77)	(389)	(173)	(21)	(64)	(724)
Total	(4,427)	(700)	114	(21)	(64)	(5,098)

Adjustments to net income, Group share

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2017	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	295	(13)	—	282
Effect of changes in fair value	—	(16)	—	—	—	(16)
Restructuring charges	(11)	(11)	(42)	(2)	—	(66)
Asset impairment charges	(3,583)	(238)	(53)	(10)	—	(3,884)
Gains (losses) on disposals of assets	188	—	2,139	125	—	2,452
Other items	(287)	(293)	73	(30)	(178)	(715)
Total	(3,693)	(558)	2,412	70	(178)	(1,947)

Adjustments to operating income

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2016	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	695	(43)	—	652
Effect of changes in fair value	—	(4)	—	—	—	(4)
Restructuring charges	(19)	(18)	—	—	—	(37)
Asset impairment charges	(2,089)	(139)	—	(1)	—	(2,229)
Other items	(672)	(288)	(70)	(93)	—	(1,123)
Total	(2,780)	(449)	625	(137)	—	(2,741)

Adjustments to net income, Group share

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2016	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	498	(19)	—	479
Effect of changes in fair value	—	(3)	—	—	—	(3)
Restructuring charges	(4)	(28)	—	—	—	(32)
Asset impairment charges	(1,867)	(131)	(78)	(18)	(3)	(2,097)
Gains (losses) on disposals of assets	287	5	—	(25)	—	267
Other items	(293)	(237)	(91)	(84)	—	(705)
Total	(1,877)	(394)	329	(146)	(3)	(2,091)

Adjustments to operating income

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2015	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(859)	(254)	—	(1,113)
Effect of changes in fair value	—	(16)	—	—	—	(16)
Restructuring charges	(43)	—	—	(5)	—	(48)
Asset impairment charges	(6,591)	(192)	(70)	(24)	—	(6,877)
Other items	(516)	(541)	(176)	(24)	—	(1,257)
Total	(7,150)	(749)	(1,105)	(307)	—	(9,311)

Adjustments to net income, Group share

	Exploration	Gas,	Refining	Marketing
For the year ended December 31, 2015	&	Renewables	&	&
(M$)	Production	& Power	Chemicals	Services	Corporate	Total
Inventory valuation effect	—	—	(590)	(157)	—	(747)
Effect of changes in fair value	—	(9)	—	—	—	(9)
Restructuring charges	(10)	(5)	(52)	(5)	—	(72)
Asset impairment charges	(5,057)	(270)	(59)	(49)	(12)	(5,447)
Gains (losses) on disposals of assets	162	—	1,288	360	—	1,810
Other items	(148)	(421)	(264)	(133)	—	(966)
Total	(5,053)	(705)	323	16	(12)	(5,431)